LONG-TERM INVESTMENT (Details) - USD ($) $ in Thousands				12 Months Ended
	Jun. 21, 2019	Mar. 31, 2017	Feb. 06, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LONG-TERM INVESTMENT
Share of income (loss) from equity method investment				$ 2,118	$ 221	$ 208
Percentage Of Equity Interest Transferred	30.00%
Demon
LONG-TERM INVESTMENT
Percentage of equity interest			30.00%
Total consideration			$ 2,100
Share of income (loss) from equity method investment				$ 2,118	$ 221	$ 208
Maikailai
LONG-TERM INVESTMENT
Percentage of equity interest		10.53%
Total consideration		$ 2,950